Income taxes	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income taxes

Note 8	Income taxes
The following table shows the significant components of income taxes deducted from net earnings.

FOR THE YEAR ENDED DECEMBER 31	2019	2018
Current taxes
Current taxes	(761)	(775)
Uncertain tax positions	6	8
Change in estimate relating to prior periods	22	12
Deferred taxes
Deferred taxes relating to the origination and reversal of temporary differences	(322)	(352)
Change in estimate relating to prior periods	(8)	8
Recognition and utilization of loss carryforwards	(106)	44
Effect of change in provincial corporate tax rate	27	—
Uncertain tax positions	9	60
Total income taxes	(1,133)	(995)

The following table reconciles the amount of reported income taxes in the income statements with income taxes calculated at a statutory income tax rate of 27.0% for both 2019 and 2018.

FOR THE YEAR ENDED DECEMBER 31	2019	2018
Net earnings	3,253	2,973
Add back income taxes	1,133	995
Earnings before income taxes	4,386	3,968
Applicable statutory tax rate	27.0%	27.0%
Income taxes computed at applicable statutory rates	(1,184)	(1,071)
Non-taxable portion of gains (losses) on investments	4	(9)
Uncertain tax positions	15	68
Effect of change in provincial corporate tax rate	27	—
Change in estimate relating to prior periods	14	20
Non-taxable portion of equity losses	(20)	(10)
Previously unrecognized tax benefits	9	—
Other	2	7
Total income taxes	(1,133)	(995)
Average effective tax rate	25.8%	25.1%

The following table shows aggregate current and deferred taxes relating to items recognized outside the income statements.

FOR THE YEAR ENDED DECEMBER 31	2019		2018
	OTHER COMPREHENSIVE INCOME	DEFICIT	OTHER COMPREHENSIVE INCOME	DEFICIT
Current taxes	3	4	41	5
Deferred taxes	(90)	13	(104)	(11)
Total income taxes (expense) recovery	(87)	17	(63)	(6)

The following table shows deferred taxes resulting from temporary differences between the carrying amounts of assets and liabilities recognized in the statements of financial position and their corresponding tax basis, as well as tax loss carryforwards.

NET DEFERRED TAX LIABILITY	NON- CAPITAL LOSS CARRY- FORWARDS	POST- EMPLOYMENT BENEFIT PLANS	INDEFINITE- LIFE INTANGIBLE ASSETS	PROPERTY, PLANT AND EQUIPMENT AND FINITE- LIFE INTANGIBLE ASSETS	CRTC TANGIBLE BENEFITS	OTHER	TOTAL
January 1, 2018	17	494	(1,761)	(1,400)	30	(106)	(2,726)
Income statement	109	(14)	(2)	(248)	(14)	(71)	(240)
Business acquisitions	3	—	—	(16)	—	1	(12)
Other comprehensive income	—	(65)	—	—	—	(39)	(104)
Deficit	—	—	—	—	—	(11)	(11)
Other	—	—	—	15	—	27	42
December 31, 2018	129	415	(1,763)	(1,649)	16	(199)	(3,051)
Adoption of IFRS 16	—	—	—	7	—	—	7
January 1, 2019	129	415	(1,763)	(1,642)	16	(199)	(3,044)
Income statement	(105)	3	—	(177)	(9)	(112)	(400)
Business acquisitions	5	—	—	(6)	—	(1)	(2)
Other comprehensive income	—	(54)	—	—	—	(36)	(90)
Deficit	—	—	—	—	—	13	13
Other	2	—	—	46	—	12	60
December 31, 2019	31	364	(1,763)	(1,779)	7	(323)	(3,463)

At December 31, 2019, BCE had $215 million of non-capital loss carryforwards. We:

•	recognized a deferred tax asset of $31 million for $122 million of the non-capital loss carryforwards. These non-capital loss carryforwards expire in varying annual amounts from 2024 to 2039.

•	did not recognize a deferred tax asset for $93 million of non-capital loss carryforwards. This balance expires in varying annual amounts from 2023 to 2037.
At December 31, 2019, BCE had $734 million of unrecognized capital loss carryforwards which can be carried forward indefinitely.
At December 31, 2018, BCE had $645 million of non-capital loss carryforwards. We:

•	recognized a deferred tax asset of $129 million for $478 million of the non-capital loss carryforwards. These non-capital loss carryforwards expire in varying annual amounts from 2024 to 2038.

•	did not recognize a deferred tax asset for $167 million of non-capital loss carryforwards. This balance expires in varying annual amounts from 2023 to 2038.
At December 31, 2018, BCE had $806 million of unrecognized capital loss carryforwards which can be carried forward indefinitely.